INVESTMENT IN EQUITY INVESTEES - Additional Information (Parenthetical) (Detail) (Yunfeng Fund)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Dec. 31, 2011 Minimum
Schedule of Equity Method Investments [Line Items]
Aggregate cost of investment			$ 50,374,172	317,050,000
Investment term	10 years	10 years
Extension option period	2 years	2 years
Percentage of equity invested	10.42%	10.42%			3.00%
Equity investment in total asset	484,772,626	3,051,110,433
Equity investment in total liability	14,249,866	89,687,234
Equity investment in operation	$ 10,011,092	63,008,814